Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movements of Deferred Income Tax Liabilities and Assets

The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities (assets)	Goodwill and Other Identifiable Intangible Assets	Computer Software, Computer Hardware and Other Property	Equity Method Investments	Other(1)	Total
December 31, 2016	1,407	(100)	36	498	1,841
Acquisitions	4	(31)	-	-	(27)
Benefit to income statement - continuing operations	(243)	(6)	(2)	(114)	(365)
(Benefit) expense to income statement - discontinued operations	(213)	26	-	(57)	(244)
Translation and other, net	24	(3)	-	(2)	19
December 31, 2017	979	(114)	34	325	1,224

(Benefit) expense to income statement - continuing operations	(20)	29	(74)	(20)	(85)
Expense (benefit) to income statement - discontinued operations	21	9	528	(42)	516
Benefit to other comprehensive income	-	-	(19)	-	(19)
Disposals of businesses	(456)	60	(1)	(14)	(411)
Translation and other, net	(7)	34	-	(10)	17
December 31, 2018	517	18	468	239	1,242

(1) Includes $183 million (2017 - $249 million) related to intercompany sales of certain technology and content assets as part of the Company’s consolidation of the ownership and management of these assets.

Summary of Adjustments in Deferred Tax Assets
Deferred tax assets	Tax Losses	Employee Benefits	Deferred and Share-Based Compensation	Other	Total
December 31, 2016	48	284	175	227	734
Benefit (expense) to income statement - continuing operations	32	(27)	(56)	(28)	(79)
Benefit (expense) to income statement - discontinued operations	1	(6)	(6)	(8)	(19)
Expense to other comprehensive income	-	(34)	-	-	(34)
Expense to equity	-	-	(19)	-	(19)
Translation and other, net	2	5	-	5	12
December 31, 2017	83	222	94	196	595
Benefit (expense) to income statement - continuing operations	50	14	(13)	31	82
(Expense) to income statement - discontinued operations	(39)	(3)	(8)	(17)	(67)
Expense to other comprehensive income	-	(22)	-	-	(22)
Expense to equity	-	-	(4)	-	(4)
Disposals of businesses	(19)	(37)	(1)	(37)	(94)
Translation and other, net	(2)	(4)	-	(10)	(16)
December 31, 2018	73	170	68	163	474

Net deferred liability at December 31, 2017					(629)
Net deferred liability at December 31, 2018					(768)

Summary of Estimated Recovery Period for Deferred Tax Balances

The estimated recovery period for the deferred tax balances is shown below:

	December 31,
	2018	2017
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	1,057	1,218
Deferred tax liabilities to be recovered within 12 months	185	6
Total deferred tax liabilities	1,242	1,224

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	358	466
Deferred tax assets to be recovered within 12 months	116	129
Total deferred tax assets	474	595
Net deferred tax liability	768	629

Summary of Tax Losses and Other Tax Attributes

At December 31, 2018, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	1,791	476	(476)	-
Net operating losses - other jurisdictions	4,933	1,296	(1,292)	4
Capital losses	691	149	(87)	62
Investment in subsidiaries	300	76	(76)	-
Other deductible temporary differences	434	126	(126)	-
U.S. state net operating losses(1)	n/m	21	(19)	2
Other attributes and credits(2)	n/m	104	(99)	5
Total		2,248	(2,175)	73

(1) The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.

(2) As other attributes and credits are calculated on an after-tax basis, there is no carry forward loss amount to disclose.